BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2024 and 2023 is as follows:

	2024		2023
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	13,211,443	21,871,747	14,376,077	36,873,815
Associates with significant influence:
Link	29,595	-	38,019	-
TGU (liquidated)	-	-	-	280,225
Other related companies:
Comercializadora e Inversora S.A.	-	-	83,399	121,255
CT Barragan S.A.	30,807	-	33,880	-
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. (2)	2,257,463	11,159,046	24,051	8,799,269
Transener S.A.	48,625	-	133	-
Total	15,577,933	33,030,793	14,555,559	46,074,564

(1)	Accounts payable includes Ps. 11,540,062 and Ps. 32,114,859 corresponding to the financial leasing recorded as “Loans” as of December 31, 2024 and 2023, respectively.
(2)	Accounts receivable as of December 31, 2024 includes Ps. 2,120,362 recorded in “Other Credits”.

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2024, 2023 and 2022 is as follows:

Year ended December 31, 2024:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	145	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	17,086,616	16,099,079	49,612,454	34,550,518	26,405,660	-	1,365,343	-	-
Associates with significant influence:
Link	-	-	302,193	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	217,663	-	-	-	-	-	-
Transener S.A.	-	-	376	-	-	-	-	-	-
CT Barragán S.A.	-	-	128,844	-	-	-	-	784,372	-
Comercializadora e Inversora S.A.(2)	2,107,038	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	540,845
Total	19,193,654	16,099,079	50,261,530	34,550,518	26,405,660	145	1,365,343	784,372	540,845
(1) Corresponds to donations expenses.
(2) On October 3, 2024, it was merged with Pampa Energía.

Additionally, during the year ended December 31, 2024, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 131,330,449 which are capitalized within the balance of property, plant and equipment.

Year ended December 31, 2023:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	477	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	7,536,340	18,740,254	38,397,233	35,979,882	13,236,442	-	1,998,012	-	-
Associates with significant influence:
Link	-	-	307,484	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	116,001	-	-	-	-	-	-
Transener S.A.	-	-	1,291	-	-	-	-	-	-
CT Barragán S.A.	-	-	130,421	-	-	-	-	14,830,319	-
Comercializadora e Inversora S.A.	1,525,447	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	308,040
Total	9,061,787	18,740,254	38,952,430	35,979,882	13,236,442	477	1,998,012	14,830,319	308,040
(1) Corresponds to donations expenses.

Year ended December 31, 2022:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	1,098	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	9,978,132	24,299,050	26,941,047	39,509,571	20,799,669	-	2,594,867	-	-
Associates with significant influence:
Link	-	-	317,027	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	48,847	-	-	-	-	-	-
Transener S.A.	-	-	2,829	-	-	-	-	-	-
CT Barragán S.A.	-	-	118,396	-	-	-	-	653,774	-
Comercializadora e Inversora S.A.	2,024,688	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	210,621
Total	12,002,820	24,299,050	27,428,146	39,509,571	20,799,669	1,098	2,594,867	653,774	210,621
(1) Corresponds to donations expenses.